Revenue Recognition for Long-Term Contracts (Details) (JPY ¥) In Millions							12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011 Notes Receivable [Member]	Mar. 31, 2010 Notes Receivable [Member]	Mar. 31, 2011 Accounts Receivable [Member]	Mar. 31, 2010 Accounts Receivable [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2011 Maximum [Member]
Less than 1 year	¥ 12,794	¥ 8,121	¥ 241	¥ 176	¥ 12,553	¥ 7,945
1-2 years	789	236			789	236
Over 2 years
Completion of long-term contracts							two	three
Unbilled contracts receivable	¥ 0	¥ 0